11. SERIES C PREFERRED STOCK (Details Textual 1) (USD $)	Jun. 30, 2012	Jun. 16, 2011 SecondSeriesCTrancheNoticeMember	Sep. 22, 2011 ThirdSeriesCTrancheNoticeMember	Dec. 15, 2011 FourthSeriesCTrancheNoticeMember	Mar. 16, 2012 FifthSeriesCTrancheNoticeMember	Apr. 14, 2011 FirstSeriesCTrancheNoticeMember	Jun. 18, 2012 SixthSeriesCTrancheNoticeMember
Delievery of shares under Tranche		400	150	200	250		200
Value of Shares Delivered		$ 4,000,000	$ 1,500,000	$ 2,000,000	$ 2,500,000		$ 2,000,000
Issuance of Secured Promissory note to Company For common Stock		4,000,000	1,500,000	2,000,000	2,500,000	4,000,000	2,000,000
Issuance of Promissory note to Company Shares		21,390,374	9,671,180	20,512,821	26,315,789	22,222,222	28,490,028
Issuance of Secured Promissory note to Company For Warrant		800,000	300,000	400,000	500,000	800,000	400,000
Issuance of Promissory note to Company Shares under Warrant		4,278,075	1,934,236	4,102,564	5,263,158	4,444,444	5,698,006
Commitments outstanding	$ 9,000,000